Commitments and Contingencies, detail (Details) $ in Thousands	Dec. 31, 2016 USD ($) item
Commitments And Contingencies Disclosure
Number Of Moas | item	3
Number Of Newbuild Vessels | item	2
Sales effect on commitments	$ 20,510
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	48,988
2018	22,384
Total	71,372
Due To Shipyards Sellers
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	47,869
2018	21,771
Total	69,640
Due To Manager
Unrecorded Unconditional Purchase Obligation [Line Items]
2017	1,119
2018	613
Total	$ 1,732